Risk Information	12 Months Ended
Dec. 31, 2017
Risk information
Risk information

Note 27. Risk information

Contents

Credit risk
Risk management	F-54
Risk measurement	F-54
Risk monitoring	F-54
Risk information
Market risk
Risk management	F-63
Risk measurement	F-63
Risk monitoring	F-64
Risk information	F-64
Liquidity risk and refinancing risk
Risk management	F-66
Risk measurement	F-66
Risk monitoring	F-66
Risk information	F-66
Operational risk
Risk management	F-71
Risk measurement	F-71
Risk monitoring	F-71
Risk information
Sustainability risk
Risk management	F-72
Risk measurement	F-72
Risk monitoring	F-72
Risk information	F-72

For further information on SEK’s risk management, see the Risk and capital management section, in Note 30 to the Consolidated Financial Statements.

The amounts reported pertain to the Consolidated Group unless otherwise stated. Under the supervisory regulations, the consolidated situation for SEK does not differ from the consolidation made under the consolidated accounts. The amounts reported for the Consolidated Group and the Parent Company are essentially the same.

The table of credit quality as per category in the statement of financial position and the table illustrating the link between the statement of financial position categories and exposures under the CRR contain carrying amounts. Other tables show amounts in accordance with the capital requirements calculations, however before application of conversion factors.

Credit risk

Credit risk is defined as the risk of incurring a loss due to a counterparty or issuer not meeting its contractual obligations to SEK and where the collateral does not cover the receivable. Credit risk is divided into issuer risk, counterparty risk and settlement risk. Credit risk also includes concentration risk.

SEK’s credit risks are limited using a risk-based selection of counterparties and are further mitigated by the use of guarantees, netting agreements, collateral and credit derivatives. SEK’s appetite for credit risk is significantly greater than its appetite for other risks.

Risk management

The Risk policy and the Credit Policy

The Risk Policy and the Credit Policy issued by the Board, and the Credit Instruction issued by the Board’s Credit Committee are the foundations upon which SEK’s credit risk management is based. These policy documents constitute the framework for the level of credit risk that SEK can accept and describe the decision-making structure and credit-decision mandate, the credit process, fundamental principles for loan limits and the management of problem loans. The norm is a core concept for SEK’s credit granting and clarifies expectations in terms of credit quality. For a business transaction to be considered to fall within the norm, it is necessary for the proposition to satisfy the requirements for all of the following areas:

1. Norm for risk level

2. Norm for lending terms

3. Norm for know your customer (KYC)

4. Norm for sustainability risk

The Board determines the risk strategy, including the credit strategy and risk appetite, and the overall limits within which the company is to operate. All credit decisions are to be made in line with the decision-making mandate structure established by the Board for delegated decision-making. SEK’s credit-decision structure and established mandates build on a decision-making structure based on the duality principle, thus ensuring thorough analysis and assessment of all credit propositions.

Risk reduction

SEK limits its credit risk by means of a methodical and risk-based selection of counterparties. The credit risk is further reduced through various credit-risk hedges, in the form of guarantees, netting agreements, collateral and credit derivatives.

The guarantors are predominantly government export credit agencies in the OECD, of which the Swedish Export Credits Guarantee Board (EKN) is the largest. Guarantees are also received from financial institutions and, to a lesser extent, non-financial corporations and insurance companies. Since the credit risk is allocated to a guarantor, SEK’s guaranteed credit-risk exposure in reports of its net credit risk exposure largely consists of exposure to government counterparties. To a lesser extent, credit protection is achieved through purchases of credit default swaps (CDS).

The counterparty risk associated with derivative contracts is always documented using ISDA Master Agreements, which also entail a netting agreement, with the support of collateral agreements in the form of a credit support annex (CSA). Approved collateral under the CSAs signed by SEK always takes the form of liquid assets.

SEK also uses various types of collateral to reduce credit risks pertaining to certain types of credit granting. While collateral can be significant for individual transactions, it has limited impact on the total lending portfolio.

Limit setting

SEK utilizes limits to restrict credit risks to a specified level. Limits express the highest permissible exposure to a counterparty for specific tenors and for various types of exposures, such as corporate lending, guarantees, counterparty risk in derivative contracts or liquidity investments. Exposures must be encompassed within the limits that have been decided for the particular counterparties. All limits are reviewed at least once annually.

Testing provisions

SEK values its assets in terms of credit risk and assesses any need for provisions on a case by case basis. Each individual test is based on an analysis of all commitments with objective evidence and where the probability of default is high (non-performing receivable). The provision requirement for individual non-performing receivables is then complemented with an assessment of the collective provision requirement. The Credit Committee prepares provision proposals from the account managers and credit analysts, which are thereafter determined by the Board’s Credit Committee. The Board adopts the accounts and thereby the provisions. Refer to Note 1b to the Consolidated Financial Statements for an explanation of expected credit losses under IFRS 9, which entered into force on January 1, 2018.

Risk measurement

SEK uses, and has permission to use, a foundation IRB approach for measuring the credit risk inherent in exposures to a majority of SEK’s counterparties. This means that for these exposures SEK uses its own estimates of the probability of default (PD) risk parameter which, per counterparty, reflects the assigned internal risk rating. Other risk parameters, including loss given default (LGD) and credit conversion factors (CCF), are determined by the CRR. All of SEK’s counterparties are assigned an internal risk rating.

SEK’s permission from the Swedish FSA to use a foundation IRB approach encompasses exposures to central governments, regional governments, county councils, multilateral development banks, and companies, including insurance companies and financial institutions. The Swedish FSA has permitted SEK to apply exceptions from the IRB approach for certain exposures. For these exposures, SEK uses the standardized approach and external ratings when calculating risk exposure amounts (when no external rating is available, the exposure is assigned a risk weight of 100 percent). (1)

The exempted exposures, for which the standardized approach is used instead, are as follows:

Export credits guaranteed by the Swedish Export Credits Guarantee Board (EKN) and equivalent export credit agencies in the OECD (time-limited exception valid through December 31, 2018).

Exposures in the Customer Finance business area (exception valid as long as these exposures are of minor importance in terms of scope and risk profile).

Guarantees for the benefit of small and medium-sized enterprises (exception valid as long as these exposures are of minor importance in terms of scope and risk profile).

Counterparty risk in derivative contracts

Counterparty risk in derivative contracts — which is a type of credit risk — arises when derivatives are used to manage risks. To limit this risk, SEK enters into such transactions solely with counterparties with strong credit ratings. Risk is further reduced by SEK’s entering into ISDA Master Agreements (ISDAs), together with associated CSAs, with its counterparties before entering into derivative contracts. These bilateral CSAs mean that the highest permitted risk levels, in relation to each individual counterparty, are agreed in advance. The formulation of these agreements is designed to ensure that agreed risk levels (known as threshold amounts) are not exceeded, regardless of market value changes that may occur. ISDA and CSA agreements are reviewed continuously to be able to renegotiate the terms as necessary. For counterparty exposures that exceed the threshold amounts under the relevant CSAs due to market value changes, settlement is demanded so that the counterparty exposure is reduced to the pre-agreed level.

Risk monitoring

SEK’s exposures are analyzed, reported and monitored regularly in respect of credit portfolio risk concentration and the credit quality of individual debtors. The analysis encompasses the following: (i) the size of individual commitments, (ii) domicile and (iii) sector. The analysis refers to both direct exposure and indirect exposure from, for example, credit derivatives. The concentration risks mentioned above are reflected in SEK’s calculation of economic capital for credit risks, which leads to a higher capital requirement compared with the minimum capital requirement. When calculating capital requirements, the minimum capital requirement does not take concentration risks into account. For the purpose of monitoring and checking large exposures, SEK has defined internal limits, which impose further limitations on the size of such exposures in addition to those stated in the CRR.

Exposures assessed as problem loans, meaning those for which SEK assesses that there is a high probability that the undertaking according to the original agreement will not be fulfilled, are analyzed in greater detail and more frequently. The intention is to identify at an early stage exposures subject to an elevated risk of loss and to adapt the exposure and ensure that the risk rating reflects the actual risk associated with the particular counterparty.

The credit portfolio is subject to regular stress tests. SEK’s risk and product rating, and risk estimates, comprise a central feature of the reporting of credit risk to the Board, the Risk and Compliance Committee and the Credit Committee. The Chief Executive Officer and the Chief Risk Officer inform the Board of all significant changes concerning SEK’s IRB system. SEK’s IRB system is validated by Risk at least once annually.

Risk disclosures, credit risk

The table below shows the maximum credit exposure. Nominal amounts are shown, apart from cash and cash equivalents and derivatives, which are recognized at the carrying amount.

(1)	In the capital adequacy, those counterparties using external ratings are assigned an internal rating under IFRS 9. IFRS 9 entered force on January 1, 2018.

	December 31, 2017
Consolidated Group Skr mn	Maximum credit-risk exposure
	Assets at fair value through profit or loss	Available-for-sale assets	Loans and accounts receivable
Cash and cash equivalents	—	—	1,231
Treasuries/government bonds	—	4,376	—
Other interest-bearing securities except loans	133	39,592	—
Loans in the form of interest-bearing securities	—	—	40,558
Loans to credit institutions	—	—	23,209
Loans to the public	—	—	213,549
Derivatives	7,803	—	—

Total financial assets	7,936	43,968	278,547

	December 31, 2016
Consolidated Group Skr mn	Maximum credit-risk exposure
	Assets at fair value through profit or loss	Available-for-sale assets	Loans and accounts receivable
Cash and cash equivalents	—	—	7,054
Treasuries/government bonds	—	3,673	—
Other interest-bearing securities except loans	1,451	48,228	—
Loans in the form of interest-bearing securities	262	—	45,284
Loans to credit institutions	—	—	26,187
Loans to the public	—	—	201,974
Derivatives	12,005	—	—

Total financial assets	13,718	51,901	280,499

Maximum credit-risk exposure for loans to credit institutions and loans to the public includes committed but undisbursed loans at year end, which are recognized in nominal amounts.

The table below shows the credit quality following risk mitigation (net) per row in the statement of financial position.

The figures pertain to carrying amounts. SEK uses guarantees, CDSs and insurance policies as credit-risk hedges; refer also to the Risk and capital management section in Note 30 to the Consolidated Financial Statements.

Consolidated Group Skr mn	December 31, 2017
	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	1,133	98	—	—	—	1,231
Treasuries/government bonds	401	3,981	—	—	—	4,382
Other interest-bearing securities except loans	4,396	34,295	1,116	—	—	39,807
Loans in the form of interest-bearing securities	—	9,636	27,434	4,055	—	41,125
Loans to credit institutions	3,018	15,766	3,229	1,185	—	23,198
Loans to the public	70,043	25,670	32,168	13,164	66	141,111
Derivatives	—	6,324	1,479	—	—	7,803

Total financial assets	78,991	95,770	65,426	18,404	66	258,657

Committed undisbursed loans	63,922	978	6,452	1,562	—	72,914

Consolidated Group Skr mn	December 31, 2016
	AAA	AA+ to A-	BBB+ to BBB-	BB+ to B-	CCC to D	Carrying amount
Cash and cash equivalents	3,825	3,229	—	—	—	7,054
Treasuries/government bonds	442	3,245	—	—	—	3,687
Other interest-bearing securities except loans	18,003	31,896	12	-10	—	49,901
Loans in the form of interest-bearing securities	480	14,483	26,786	4,473	—	46,222
Loans to credit institutions	8,762	12,126	3,739	1,563	—	26,190
Loans to the public	79,643	30,213	21,172	16,840	41	147,909
Derivatives	—	9,912	2,093	—	—	12,005

Total financial assets	111,155	105,104	53,802	22,866	41	292,968

Committed undisbursed loans	50,604	2,631	871	677	—	54,783

The credit quality of financial assets is assessed using internal and external ratings.

The table below illustrates the link between the statement of financial position categories and net exposures according to CRR.

Consolidated Group Skr bn	December 31, 2017
	Carrying amount	Adjustment from carrying amount to exposure(1)	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates
Cash and cash equivalents	1.2	0.0	0.5	—	—	—	0.7	—
Treasuries/government bonds	4.4	0.0	4.4	0.0	—	—	0.0	0.0
Other interest-bearing securities except loans	39.8	5.4	1.3	0.0	—	0.4	20.1	12.6
Loans in the form of interest-bearing securities	41.1	-5.2	0.0	4.9	—	—	2.1	39.3
Loans to credit institutions including cash and cash equivalents(1)	23.2	16.2	1.9	0.0	—	—	4.8	0.3
Loans to the public	141.1	-87.3	159.0	5.8	—	—	6.1	57.5
Derivatives	7.8	2.3	0.0	0.7	—	—	4.8	0.0
Other assets	3.6	3.6	—	—	—	—	—	—

Total financial assets	262.2	-65.0	167.1	11.4	—	0.4	38.6	109.7

Contingent liabilities and commitments(2)	—	—	—	—	—	—	—	—

Total	262.2	-65.0	167.1	11.4	—	0.4	38.6	109.7

Consolidated Group Skr bn	December 31, 2016
	Carrying amount	Adjustment from carrying amount to exposure(1)	Central governments	Regional governments	Multilateral development banks	Financial institutions	Corporates
Treasuries/government bonds	3.7	—	3.7	—	—	—	—
Other interest-bearing securities except loans	49.9	0.3	6.3	13.0	1.9	22.6	6.4
Loans in the form of interest-bearing securities	46.2	0.2	0.6	—	—	3.9	41.9
Loans to credit institutions including cash and cash equivalents(1)	33.2	-11.8	6.9	6.2	—	7.6	0.7
Loans to the public	147.9	0.9	96.6	0.7	—	5.8	45.7
Derivatives	12.0	-7.5	—	—	—	4.5	—
Other assets	3.3	—	3.3	—	—	—	—

Total financial assets	296.2	-17.9	117.4	19.9	1.9	44.4	94.7

Contingent liabilities and commitments(2)	62.4	—	56.3	—	—	0.8	5.3

Total	358.6	-17.9	173.7	19.9	1.9	45.2	100.0

(1)	Skr 10.3 billion (2016: Skr 11.6 billion) of the book value for Loans to credit institutions is cash collateral under the CSAs for derivative contracts.

(2)	Contingent liabilities and commitments, except cash collateral.

Derivative exposure after netting under current ISDA Master Agreements in accordance with the CRR’s management of the counterparty risk in derivative contracts amounts to Skr 2.2 billion (2016: SEK 3.3 billion). For more information on the counterparty risk in derivative contracts under the CRR, refer to the Risk and capital management section in Note 30 to the Consolidated Financial Statements.

Total credit exposures in the Group

Net exposures are recognized after taking the impact of guarantees and credit derivatives into account. Gross exposures are recognized without taking the impact of guarantees and credit derivatives into account. According to the internal risk follow-up, the amounts agree with the capital requirements calculations, although without the application of conversion factors. In tables showing the geographical breakdown of exposures, North America is shown excluding Central America.

Total net exposures

Skr bn	Interest-bearing securities and lending				Committed undisbursed loans, derivatives, etc.				Total
	December 31, 2017		December 31, 2016		December 31, 2017		December 31, 2016		December 31, 2017		December 31, 2016
Exposure class	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	97.1	39.6	117.3	42.9	70.0	85.1	56.4	84.1	167.1	51.1	173.7	51.0
Regional governments	11.4	4.7	19.9	7.3	—	—	—	—	11.4	3.5	19.9	5.8
Multilateral development banks	0.0	0.0	1.9	0.7	—	—	—	—	0.0	0.0	1.9	0.6
Public sector entity	0.4	0.2	—	—	—	—	—	—	0.4	0.1	—	—
Financial institutions	32.7	13.3	39.8	14.5	5.9	7.2	5.4	8.0	38.6	11.8	45.2	13.2
Corporates	103.4	42.2	94.7	34.6	6.3	7.7	5.3	7.9	109.7	33.5	100.0	29.4

Total	245.0	100.0	273.6	100.0	82.2	100.0	67.1	100.0	327.2	100.0	340.7	100.0

Geographical breakdown of credit exposures by exposure class

Geographical breakdown of gross exposures by exposure class, at December 31, 2017

Skr bn	Middle East/Africa /Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	1.8	5.6	4.0	—	—	42.7	7.4	0.2	—	61.7
Regional governments	0.6	—	—	—	—	—	4.8	0.1	—	5.5
Multilateral development banks	—	—	—	—	—	—	—	—	—	—
Public sector entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.1	0.0	9.1	1.1	1.2	11.3	10.8	0.3	36.9
Corporates	23.0	14.6	0.2	53.5	0.1	9.9	74.3	39.9	7.2	222.7

Total	25.4	23.3	4.2	62.6	1.2	53.8	97.8	51.4	7.5	327.2

Geographical breakdown of gross exposures by exposure class, at December 31, 2016

Skr bn	Middle East/Africa /Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	2.1	8.2	2.8	—	—	43.1	10.0	3.2	—	69.4
Regional governments	0.6	—	—	—	—	—	11.5	1.7	0.0	13.8
Multilateral development banks	—	—	—	—	—	—	—	1.9	—	1.9
Public sector entity	0.4	—	—	—	—	—	—	—	—	0.4
Financial institutions	1.9	1.3	0.9	8.3	0.6	1.3	11.8	16.5	0.3	42.9
Corporates	20.7	17.9	2.7	30.7	0.2	12.3	72.0	45.6	10.2	212.3

Total	25.7	27.4	6.4	39.0	0.8	56.7	105.3	68.9	10.5	340.7

Geographical breakdown of net exposures by exposure class, at December 31, 2017

Skr bn	Middle East/Africa /Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	—	0.7	4.0	2.4	—	0.9	145.1	10.9	3.1	167.1
Regional governments	—	—	—	—	—	—	11.2	0.2	—	11.4
Multilateral development banks	—	—	—	—	—	—	—	0.0	—	0.0
Public sector entity	—	—	—	—	—	—	—	0.4	—	0.4
Financial institutions	—	3.0	0.5	9.6	1.2	1.1	6.9	16.0	0.3	38.6
Corporates	4.9	3.6	1.7	2.9	—	3.3	72.2	21.0	0.1	109.7

Total	4.9	7.3	6.2	14.9	1.2	5.3	235.4	48.5	3.5	327.2

Geographical breakdown of net exposures by exposure class, at December 31, 2016

Skr bn	Middle East/Africa /Turkey	Asia excl. Japan	Japan	North America	Oceania	Latin America	Sweden	Western Europe excl. Sweden	Central and Eastern Europe	Total
Central governments	—	3.6	2.8	3.8	—	0.9	140.7	18.6	3.3	173.7
Regional governments	—	—	—	—	—	—	18.0	1.9	—	19.9
Multilateral development banks	—	—	—	—	—	—	—	1.9	—	1.9
Financial institutions	—	1.1	1.4	9.2	0.6	1.3	7.2	24.1	0.3	45.2
Corporates	3.9	1.8	1.4	2.4	—	3.2	68.7	18.4	0.2	100.0

Total	3.9	6.5	5.6	15.4	0.6	5.4	234.6	64.9	3.8	340.7

Impact of credit-risk hedges by exposure class and hedge type

The table below shows, on the basis of gross exposure class, a breakdown based on whether or not the amounts are covered by credit-risk hedges in the form of guarantees or credit derivatives that are included in the capital adequacy calculations. Credit insurance issued by insurance companies is thus counted as guarantees. Hedged amounts have been divided up in accordance with the hedge issuer’s exposure class and type of hedge. Accordingly, the tables show the hedge types that convert gross exposures to net exposures.

Impact of credit-risk hedges, at December 31, 2017

	Gross exposures by exposure class
Skr bn	Central governments	Regional -governments	Public Sector Entity	Financial institutions	Corporates	Total
Amounts related to hedges issued by:
Central governments	49.3	0.5	—	0.4	104.4	154.6
of which, guarantees issued by the EKN	48.2	0.5	—	0.2	88.6	137.5
of which, guarantees issued by other export credit agencies	1.1	—	—	0.2	12.5	13.8
of which, other guarantees	—	—	—	—	3.3	3.3
Regional governments	—	0.0	—	5.9	0.6	6.5
Financial institutions	0.0	—	—	0.0	8.0	8.0
of which, credit default swaps	—	—	—	—	1.0	1.0
of which, guarantees	0.0	—	—	0.0	7.0	7.0
Corporates	—	—	—	0.0	3.1	3.1
of which, credit insurance from insurance companies	—	—	—	—	2.5	2.5
of which, other guarantees	—	—	—	0.0	0.6	0.6

Total hedged exposures	49.3	0.5	—	6.3	116.1	172.2

Unhedged exposures(1)	12.4	5.0	0.4	30.6	106.6	155.0

Total	61.7	5.5	0.4	36.9	222.7	327.2

(1)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 22.4 billion for corporates and Skr 0.2 billion for central governments.

Impact of credit-risk hedges, at December 31, 2016

	Gross exposures by exposure class
Skr bn	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates	Total
Amounts related to hedges issued by:
Central governments	51.2	0.6	—	0.4	2.6	100.7	155.5
of which, guarantees issued by the EKN	49.8	0.6	—	0.4	2.3	77.4	130.5
of which, guarantees issued by other export credit agencies	1.4	—	—	—	0.3	19.6	21.3
of which, other guarantees	—	—	—	—	—	3.7	3.7
Regional governments	—	0.0	—	—	6.3	0.4	6.7
Financial institutions	0.0	0.0	—	—	0.1	11.2	11.3
of which, credit default swaps	—	—	—	—	0.0	2.5	2.5
of which, guarantees	0.0	0.0	—	—	0.1	8.7	8.8
Corporates	—	—	—	—	0.0	3.2	3.2
of which, credit insurance from insurance companies	—	—	—	—	—	2.5	2.5
of which, other guarantees	—	—	—	—	0.0	0.7	0.7

Total hedged exposures	51.2	0.6	—	0.4	9.0	115.5	176.7

Unhedged exposures(1)	18.2	13.2	1.9	—	33.9	96.8	164.0

Total	69.4	13.8	1.9	0.4	42.9	212.3	340.7

(1)

Exposures whereby the hedge issuer belongs to the same group as the counterparty in the unhedged exposure have been reported as “Unhedged exposures.” The amounts for these were Skr 20.0 billion for corporates and Skr 0.2 billion for central governments.

Gross exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2017

Skr bn	Central governments	Regional governments	Public sector entity	Financial -institutions	Corporates	Total
Spain	—	—	—	0.1	12.4	12.5
Finland	0.2	0.1	—	—	7.1	7.4
Norway	—	—	—	3.3	2.5	5.8
United Kingdom	—	—	—	2.2	3.1	5.3
The Netherlands	—	—	—	2.2	2.1	4.3
Italy	—	—	—	—	4.2	4.2
France	—	—	—	1.6	2.5	4.1
Russia	—	—	—	—	4.0	4.0
Denmark	—	—	—	1.1	2.8	3.9
Poland	—	—	—	—	3.1	3.1
Luxembourg	—	—	—	0.0	1.2	1.2
Switzerland	—	—	—	—	0.9	0.9
Germany	—	—	0.4	0.3	—	0.7
Iceland	—	—	—	—	0.5	0.5
Ireland	—	—	—	—	0.4	0.4
Belgium	—	—	—	0.0	0.3	0.3
Latvia	—	—	—	0.2	—	0.2
Estonia	—	—	—	0.1	—	0.1
Greece	—	—	—	—	0.0	0.0
Hungary	—	—	—	—	0.0	0.0
Ukraine	—	—	—	—	0.0	0.0

Total	0.2	0.1	0.4	11.1	47.1	58.9

Gross exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2016

Skr bn	Central governments	Regional governments	Multilateral development banks	Financial institutions	Corporates	Total
Spain	—	—	—	0.1	18.0	18.1
United Kingdom	—	—	—	4.1	4.0	8.1
Finland	0.3	0.1	0.6	0.4	6.2	7.6
Denmark	—	1.5	—	2.4	3.2	7.1
Russia	—	—	—	—	6.6	6.6
The Netherlands	—	—	—	2.3	2.7	5.0
France	—	—	—	1.6	3.2	4.8
Norway	—	—	—	2.9	1.9	4.8
Luxembourg	1.9	—	1.3	0.0	1.2	4.4
Poland	—	—	—	—	3.3	3.3
Italy	—	—	—	—	2.3	2.3
Germany	0.5	—	—	1.7	—	2.2
Switzerland	—	—	—	1.0	0.8	1.8
Ireland	—	—	—	—	1.1	1.1
Iceland	—	—	—	—	0.6	0.6
Austria	0.5	—	—	—	0.0	0.5
Latvia	—	—	—	0.3	—	0.3
Belgium	—	—	—	0.0	0.3	0.3
Hungary	—	—	—	—	0.1	0.1
Portugal	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.1	0.1
Ukraine	—	—	—	—	0.1	0.1
Greece	—	—	—	—	0.0	0.0
Other countries	—	0.0	—	—	0.1	0.1

Total	3.2	1.6	1.9	16.8	55.9	79.4

Net exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2017

Skr bn	Central governments	Regional governments	Multilateral development banks	Public sector entity	Financial institutions	Corporates	Total
France	7.8	—	—	—	2.5	0.0	10.3
United Kingdom	0.5	—	—	—	1.7	5.5	7.7
Finland	0.5	0.3	—	—	—	6.3	7.1
Norway	0.5	—	—	—	3.4	2.3	6.2
Denmark	0.2	—	—	—	2.2	2.4	4.8
Germany	1.4	—	—	0.4	2.0	0.9	4.7
Poland	3.1	—	—	—	—	—	3.1
The Netherlands	—	—	—	—	2.4	0.2	2.6
Spain	—	—	—	—	0.9	1.7	2.6
Belgium	—	—	—	—	0.7	0.2	0.9
Switzerland	—	—	—	—	0.2	0.3	0.5
Luxembourg	0.0	—	0.0	—	0.0	0.4	0.4
Ireland	—	—	—	—	—	0.4	0.4
Latvia	—	—	—	—	0.2	—	0.2
Iceland	—	—	—	—	—	0.2	0.2
Italy	—	—	—	—	—	0.1	0.1
Russia	—	—	—	—	—	0.1	0.1
Estonia	—	—	—	—	0.1	—	0.1
Austria	—	—	—	—	0.1	—	0.1
Hungary	—	—	—	—	—	0.0	0.0

Total	14.0	0.3	0.0	0.4	16.4	21.0	52.1

Net exposures Europe, excluding Sweden, breakdown by exposure class, at December 31, 2016

Skr bn	Central governments	Regional governments	Multilateral development banks	Financial institutions	Corporates	Total
France	10.3	—	—	3.7	0.0	14.0
United Kingdom	1.1	—	—	3.9	3.5	8.5
Denmark	0.1	1.6		4.0	2.7	8.4
Finland	0.8	0.3	0.6	0.5	5.6	7.8
Germany	3.1	—	—	3.0	0.8	6.9
Norway	0.6	—	—	4.2	1.1	5.9
Luxembourg	1.9	—	1.3	0.0	1.6	4.8
Poland	3.3	—	—	0.0	—	3.3
The Netherlands	—	—	—	2.5	0.3	2.8
Spain	—	—	—	0.4	1.7	2.1
Switzerland	—	—	—	1.3	0.3	1.6
Belgium	—	—	—	0.4	0.2	0.6
Austria	0.5	—	—	0.1	—	0.6
Ireland	—	—	—	0.0	0.4	0.4
Iceland	0.1	—	—	—	0.2	0.3
Latvia	—	—	—	0.3	—	0.3
Portugal	0.1	—	—	—	—	0.1
Estonia	—	—	—	0.1	—	0.1
Italy	0.0	—	—	—	0.0	0.0
Other countries	—	—	—	—	0.2	0.2

Total	21.9	1.9	1.9	24.4	18.6	68.7

Corporate exposures, broken down by industry (GICS)

	December 31, 2017		December 31, 2016
Skr bn	Gross exposure	Net exposure	Gross exposure	Net exposure
IT and telecom	88.4	12.9	74.8	10.7
Industry	41.9	36.4	45.2	34.5
Finance	32.2	19.9	28.6	15.1
Commodities	21.9	16.8	22.2	15.8
Consumer goods	18.3	15.9	16.3	13.4
Electricity, water and gas	14.1	4.4	13.4	4.4
Healthcare	3.0	2.7	6.1	5.3
Energy	2.9	0.7	5.3	0.8
Other	—	—	0.4	0.0

Total	222.7	109.7	212.3	100.0

Market risk

Market risk is the risk of loss or changes in future NII due to changes in, for example, interest rates, exchange rates, commodity prices or share prices. Market risk includes price risk in connection with sales of assets or the closing of exposures.

Risk management

SEK’s Board establishes SEK’s market risk appetite and its strategy. In addition, instructions established by the CEO regulate SEK’s management of market risks. The Board’s Finance and Risk Committee makes decisions on limit structures, which clearly define and limit the permissible exposure to net market risk. The Chief Risk Officer decides on the method for determining how market risks are to be calculated and proposes changes in limit structures in connection with reviews of risk appetite and limits. All instructions are re-established annually. Market risk exposures are measured and reported on a daily basis to the CEO, and to the Board’s Finance and Risk Committee at its scheduled meetings. Cases where limits are exceeded are escalated without delay to the CEO, and the Board’s Finance and Risk Committee.

SEK borrows funds by issuing bonds or other debt instruments which, regardless of the market risk exposures in the bonds, are hedged by being swapped via derivatives to a floating interest rate. The company’s risk appetite for market risk resulting from unmatched cash flows is low. Borrowed funds are used either immediately for lending, mainly at floating interest rates, or alternatively through derivatives at a floating rate, or to ensure that SEK has adequate liquidity in the form of liquidity investments and liquidity reserves. The aim is to hold assets and liabilities to maturity.

The duration of available borrowing matches that of lending and the maturity profile of liquidity investments is adapted to ensure that funds are available for all accepted but as yet undisbursed lending.

Unrealized changes in fair value affect the value of SEK’s assets and liabilities and impact the volatility of both earnings and SEK’s own funds. SEK’s largest net exposures are to changes in spread risk, mainly to credit spreads associated with assets and liabilities and to cross-currency basis swap spreads. Spread risks are managed by having established limits and daily limit monitoring.

Risk measurement

The following describes how SEK calculates and limits market risk internally. For the impact on earnings and other comprehensive income due to the interest-rate risk, see the tables change in value should the market interest rate rise/decline by one percentage point. Additional factors, such as different sensitivity calculations regarding the impact on economic value, earnings, equity and own funds, as well as a number of stress tests, are measured and reported but are not subject to limits. The officially supported export credit system (“CIRR system”) has been excluded since the government compensates SEK for all interest-rate differentials, borrowing costs and net foreign-exchange losses within the “CIRR system” (see Note 1a to the Consolidated Financial Statements).

Value at Risk

On July 1, 2017, SEK expanded the previous calculation of Value at Risk (VaR) for the liquidity portfolio to encompass the entire company. VaR is a statistical market risk metric that estimates the potential loss with a defined level of likelihood.In other words, for a given period of time and confidence level the VaR states a loss threshold value that will not be exceeded as a result of changes in the financial markets.

The VaR model is based on historical simulations in which historic market movements are applied to current holdings to simulate possible outcomes of value changes. Market parameters used as risk factors are interest rates, cross-currency basis spreads, credit spreads, currencies, equities, indices and commodities as well as volatilities of swaptions, caps/floors, equities, commodities and currencies. The VaR calculation is based on two years of historic daily market movements. Further historical data from December 2006 is used to calculate stressed VaR, in which several periods with extreme market movements are included, and a worst-case VaR outcome for the entire period can be identified. Stressed VaR is based on one year of historical daily data.

VaR is calculated for positions recognized at fair value in the balance sheet that impact own funds, with the exception of changes due to credit spreads on SEK’s own debt. Currency positions are also included for all of these positions. VaR for own funds amounted to Skr 20 million at year end.

Aggregated risk measure

The aggregated risk measure is based on analyses of historical scenarios with a monthly risk horizon. The scenarios are updated each month and comprise historical movements in risk factors from the entire period from the end of 2006 until today. The aggregated risk measure estimates the impact on SEK’s equity by applying historically observed movements in the market factors that affect the volatility of SEK’s equity. The exposure, which is based on the worst case scenario, is evaluated using SEK’s portfolio sensitivities to interest-rate risk, cross-currency basis swap risk, credit spread risk in assets, credit spread risk in SEK’s own debt and currency risk. The limit is also based on the worst case scenario, which at the close of 2017 was a scenario based on market movements from June 2012. The risk at year-end 2017 amounted to Skr 582 million (2016: Skr 621 million). The limit is set at Skr 1,100 million (2016: Skr 1,300 million).

Risk-specific measures

The VaR, aggregated risk measure and stress tests are complemented with risk-specific measures, including interest-rate-risk measures, spread-risk measures, currency-risk measures, etc.

The measurement and limiting of interest-rate risk in SEK is divided into two categories:

Interest-rate risk regarding changes in the economic value of SEK’s portfolio (EVE)

Interest-rate risk regarding changes in future net interest income (NII).

Market risk, type	Definition	Risk profile
Liquidity portfolio VaR

The liquidity portfolio VaR measures a potential negative impact on SEK’s equity, in the form of unrealized gains or losses, as a result of value changes from market movements. Daily historic movements with a two-year horizon are applied to current holdings to simulate possible outcomes. The fifth worst outcome is reported as VaR.

The risk is attributable to SEK’s liquidity portfolio, primarily for credit spread risk in its bond holdings. At the end of 2017, the risk amounted to Skr 8 million (2016: Skr 10 million) and the limit for Value at Risk was Skr 18 million (2016: Skr 14 million).

Interest-rate risk regarding changes in the economic value of SEK’s portfolio (EVE)

The interest-rate risk regarding changes in economic value is calculated by means of a 100 basis-point parallel shift in all yield curves. Positive and negative exposures are measured separated and whichever is largest, in absolute terms, comprises the exposure.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms. The risk measurement captures the long-term impact of changes in interest rates. At the end of 2017, the risk amounted to Skr 223 million (2016: Skr 286 million) and the interest-rate price risk limit amounted to Skr 500 million (2016: Skr 600 million).

Interest-rate risk regarding changes in future net interest income (NII)

The net interest income risk within one year is calculated as the impact on net interest income for the coming year if new financing and investment must take place following a positive interest-rate shift of 100 basis points. For each stress test, the risk per currency is totaled in absolute terms.

The risk pertains to SEK’s overall business profile, particularly the balance between interest-bearing assets and liabilities in terms of volume and fixed interest terms for the next year. The risk measurement captures the short-term impact of changes in interest rates. At the end of 2017, the risk amounted to Skr 193 million (2016: Skr 188 million) and the net interest income risk amounted to Skr 250 million (2016: Skr 250 million).

Credit spread risk in assets

Credit spread risk in assets is calculated as a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in the credit spreads on assets for those assets measured at fair value. Credit spread risk in assets measures the instantaneous change in value that arises from a 100 basis-point shift in credit spreads for all assets measured at fair value.

The risk is attributable to bonds in liquidity investments, including liquidity reserves, credit derivatives that hedge the credit risk in a number of bonds, and securitizations. At the end of 2017, the credit spread risk in assets was negative Skr 210 million (2016: negative Skr 274 million), and the limit for credit spread risk in assets amounted to Skr 500 million (2016: Skr 500 million).

Market risk, type	Definition	Risk profile
Credit spread risk in own debt

Credit spread risk in own debt can have a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in present value after all of SEK’s credit spreads have been reduced by 20 basis points.

The risk is attributable to SEK’s structured debt measured at fair value. At year-end 2017, the credit spread risk in own debt amounted to Skr 601 million (2016: Skr 668 million) and the limit for credit spread risk in own debt amounted to Skr 1,000 million (2016: Skr 1,000 million).

Cross-currency basis spread risk

The cross-currency basis spread risk measures a potential impact on SEK’s equity, in the form of unrealized gains or losses, as a result of changes in cross-currency basis spreads. The cross-currency basis spread risk is measured, using sensitivities, as the change in present value after an increase in cross-currency basis spreads by a number of points (varying by currency in accordance with a standardized method based on volatility).

The risk is attributable to cross-currency basis swaps used by SEK to hedge the currency risk in the portfolio. At the end of 2017, the cross-currency basis spread risk amounted to Skr 161 million (2016: Skr 184 million) and the limit for cross-currency basis spread risk amounted to Skr 450 million (2016: Skr 450 million).

Risk to NII from cross-currency basis swaps

The 12-month risk to NII from cross-currency basis swaps is measured as the impact on SEK’s future earnings resulting from an assumed cost increase (varying by currency in accordance with a standardized method based on volatility) for transfers between currencies for which cross-currency basis swaps are used. For each stress test, the risk per currency is totaled in absolute terms.

The risk is attributable to cases where borrowing and lending are not matched in terms of currency and, therefore, the future cost of converting borrowing to the desired currency is dependent on cross-currency basis spreads. The risk is primarily attributable to Swedish kronor, because SEK has a deficit of Swedish kronor and borrows funds in other currencies, which are swapped into Swedish kronor. At the end of 2017, the risk amounted to Skr 23 million (2016: Skr 28 million) and the limit for the risk to NII from cross-currency basis swaps amounted to Skr 100 million (2016: Skr 150 million).

Currency risk	The risk is calculated as the change in value of all foreign currency positions at an assumed 10 percentage-point change in the exchange rate between the respective currency and the Swedish krona.

The foreign exchange position excluding unrealized changes in fair value is reported separately since SEK’s hedging strategy entails that only foreign exchange positions excluding unrealized changes in fair value are to be hedged. The foreign exchange position mainly arises on an ongoing basis due to differences between revenues and costs (net interest margins) in foreign currency. Currency risk excluding unrealized changes in fair value is kept low by matching assets and liabilities in terms of currencies or through the use of derivatives. In addition, accrued gains/losses in foreign currency are regularly converted to Swedish kronor. At the end of 2017, the risk amounted to Skr 2 million (2016: Skr 2 million) and the limit for currency risk was Skr 15 million (2016: Skr 15 million).

Other risks (equities, commodity and volatility risks)	These are attributable to structured borrowing and are calculated with the aid of stress tests of underlying equity indices or volatility.

SEK’s equities and commodity risks, as well as FX volatility risks, only arise from structured borrowing. The structured borrowing is hedged by being swapped to floating interest rates. While all structured cash flows are matched through a hedging swap, there could be an impact on earnings. This is because measurement of the bond takes account of SEK’s own credit spread, while the swap is not affected by this credit spread, and also because of changes in expected maturity for the structured borrowing. Interest-rate volatility risk also arises from other transactions with early redemption options. These risks are calculated and limited. At the end of 2017, these risks and limits were low.

Stress tests

SEK conducts regular stress tests by applying movements in market factors that have been historically observed in the market place (historical scenarios) and movements that could happen in the future (hypothetical or forward-looking scenarios). Analyses of this type provide management with insight into the potential impact on SEK’s operations of significant movements in risk factors, or of broader market scenarios, and continuously ensure that the risk measurement is effective.

Risk monitoring

Market risks are measured, analyzed and reported to the company’s management on a daily basis. Cases where limits are exceeded are escalated without delay and managed pursuant to documented instructions. A more exhaustive analysis is conducted each month of how markets and risks have developed during the period and complemented with stress tests based on a number of historical scenarios.

Risk information

For a supplementary and expanded account of the market risk-related information, refer to the separate risk report, “SEK — Capital Adequacy and Risk Management Report — Pillar 3.”

Change in value should the market interest rate rise by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate rise by one percentage point (+1%).

	2017			2016
Consolidated Group Skr mn	Total	of which, financial instruments measured at fair value through profit or loss	of which, financial instruments measured at fair value through other comprehensive income	Total	of which, financial instruments measured at fair value through profit or loss	of which, financial instruments measured at fair value through other comprehensive income
Foreign currency	17	326	-21	-10	237	-36
Swedish kronor	-188	109	-1	-213	101	-21

	-171	435	-22	-223	338	-57

Change in value should the market interest rate decline by one percentage point

Impact on the value of assets and liabilities, including derivatives, should the market interest rate decline by one percentage point (-1%).

Consolidated Group Skr mn	2017			2016
	Total	of which, financial instruments measured at fair value through profit or loss	of which, financial instruments measured at fair value through other comprehensive income	Total	of which, financial instruments measured at fair value through profit or loss	of which, financial instruments measured at fair value through other comprehensive income
Foreign currency	-4	-348	22	-8	-260	36
Swedish kronor	274	-110	18	325	-102	24

	270	-458	40	317	-362	60

Assets, liabilities and derivatives denominated in foreign currency

Assets, liabilities and derivatives denominated in foreign currency (meaning currencies other than Swedish kronor) have been translated to Swedish kronor using the exchange rates applying at year end between the currency concerned and Swedish kronor.

The relevant exchange rates for the currencies representing the largest shares in the Group’s net assets and net liabilities in the balance sheet were as shown in the table below (expressed in Swedish kronor per unit of the particular foreign currency). Share at year end is the share of the total volume of assets and liabilities denominated in foreign currency. Currency positions at year end are the net for each currency of all assets and liabilities in the balance sheet. The figures pertain to carrying amounts.

	December 31, 2017			December 31, 2016
Currency	Exchange rate	Share at year end, %	Currency positions at year end (Skr mn)	Exchange rate	Share at year end, %	Currency positions at year end (Skr mn)
SKR	1	93	n.a.	1	91	n.a
EUR	9.8255	2	-429	9.5407	3	-559
USD	8.1950	1	289	9.0682	2	443
JPY	0.07281	1	-216	0.07752	1	-311
GBP	11.0704	1	-133	11.2126	1	-155
CHF	0.4167
MXN		1	-137
THB				0.2535	1	-131
Other		1	-168		1	182

Total foreign currency position		100	-794		100	-531

Currency risk is limited to accrued net income and is hedged regularly. In accordance with SEK’s rules for risk management, currency positions attributable to unrealized changes in fair value are not hedged. Currency positions excluding unrealized changes in fair value amounted to Skr 6 million (2016: Skr 19 million) at year end. Assets and liabilities denominated in foreign currency are included in the total volumes of assets and liabilities in the following amounts (in millions of Swedish kronor).

	December 31, 2017		December 31, 2016
Skr mn	Consolidated Group	Parent Company	Consolidated Group	Parent Company
Total assets,	264,392	264,401	299,442	299,436
of which, denominated in foreign currencies	201,371	201,371	237,516	237,516

Total liabilities,	246,818	246,264	282,306	281,712

of which, denominated in foreign currencies	202,166	202,166	238,047	238,047

Liquidity risk and refinancing risk

Liquidity and refinancing risk is defined as the risk of SEK not being able to refinance its outstanding loans and committed undisbursed loans, or being unable to meet increased liquidity requirements. Liquidity risk also includes the risk of having to borrow funds at unfavorable interest rates or needing to sell assets at unfavorable prices in order to meet payment commitments.

Risk management

SEK’s Board has overall responsibility for liquidity and refinancing risks and establishes policy documents for liquidity risk management; in addition, the CEO establishes instructions for operational management. Liquidity risk is managed operationally by the Treasury function. Liquidity and refinancing risk is measured and reported regularly to the relevant manager, the Risk and Compliance Committee, the CEO, and the Board and its committees.

SEK has low tolerance for long-term structural liquidity risk and financing must be available throughout the maturity for all credit commitments, pertaining to both outstanding and committed undisbursed loans. For CIRR loans, which SEK manages on behalf of the Swedish government, the company’s credit facility with the Swedish National Debt Office is also regarded as available borrowing. The credit facility, granted by the government through the Swedish National Debt Office, amounted to Skr 125 billion in 2017 (2016: Skr 125 billion) and is available solely for CIRR loans. In December 2017, the state established that the credit facility for 2018 will amount to Skr 125 billion. The credit facility is valid through December 31, 2018 and entitles SEK to receive financing over the maturities of the underlying CIRR loans. This credit facility has not been utilized.

Borrowed funds not yet used to finance credits must be invested in interest-bearing securities, also known as liquidity investments. The management of liquidity investments is regulated in the Liquidity Strategy established by the Board’s Finance and Risk Committee. The size of the liquidity portfolio is adapted to cover outflows, outside the CIRR system, attributable to: 1) committed undisbursed loans, 2) CSAs with derivative counterparties, 3) outflows attributable to short-term borrowing transactions and 4) budgeted new lending. The target for SEK’s new lending capacity is to facilitate at least four months of new lending, in line with SEK’s estimated new lending requirements. The maturity profile of liquidity investments is matched against the net of borrowing and lending. Investments must be made in assets of good credit quality. Issuers in the liquidity portfolio must have an internal risk classification of at least A-. For commercial paper and corporate bonds, however, an internal risk classification of at least BBB- is permissible as long as the remaining maturity does not exceed one year and the domicile is in Sweden, Denmark, Finland, Norway or Germany. Such investments should take into account the liquidity of the investment under normal market conditions and the investment’s currency must comply with established guidelines. SEK intends to hold these assets to maturity and only divest them should circumstances so demand. The liquidity reserve, in which only securities regarded as highly liquid are included, accounts for a portion of SEK’s liquidity investments. The purpose of the liquidity reserve is to safeguard SEK’s short-term solvency, and to fulfil the company’s requirement for the lowest liquidity coverage ratio (LCR).

SEK’s borrowing strategy is regulated in the Financing Strategy Policy, which is established by the Board’s Finance and Risk Committee. The aims of the Financing Strategy include ensuring that SEK’s borrowing is well-diversified in terms of markets, investors, counterparties and currencies. With regard to maturity, no refinancing risk is allowed. For the purpose of ensuring access to short-term funding, SEK has revolving borrowing programs for maturities of less than one year, including a US Commercial Paper Program (UCP) and a European Commercial Paper program (ECP). SEK also has a swingline facility that functions as a back-up facility for SEK’s revolving borrowing program for maturities of less than one year. To secure access to substantial volumes of non-current borrowing, and to ensure that insufficient liquidity or investment appetite among individual borrowing sources does not constitute an obstacle to operations, SEK issues bonds with different structures, currencies and maturities. SEK also issues bonds in many different geographic markets.

SEK has a contingency plan for the management of liquidity crises, which is issued by the Head of Treasury & Capital Management. The plan describes what constitutes a liquidity crisis according to SEK and what actions SEK intends to take if such a crisis is deemed to have occurred. The plan also describes the decision-making structure during a liquidity crisis. An internal and external communication plan is also included. The contingency plan is also closely linked to the results of the scenario analyses that are performed regularly, whereby various actions are taken to increase the release of cash and cash equivalents that have been analyzed with a preventive purpose.

Risk measurement

In the short term, liquidity risk is monitored mainly through measurement of the liquidity coverage ratio (LCR), which shows SEK’s highly liquid assets in relation to its net cash outflows for the next 30 calendar days. Cash-flow forecasts of up to one year are prepared regularly according to various scenarios. SEK’s policy for long-term structural liquidity risk is not to accept refinancing risk. Forecasts are made of the relationship between borrowing, including equity, and lending over time. A net stable funding ratio (NSFR) is also estimated. The NSFR measures the volume of available stable funding in relation to the need of stable funding within a period of 1 year. SEK also performs regular liquidity stress tests.

Risk monitoring

Liquidity risk is monitored through regular analysis and reporting to the Board of Directors and the Treasury function. Monthly reports are submitted to the Board and cover monitoring of LCR, NSFR, internal metrics, portfolio composition and liquidity stress tests. Daily monitoring of liquidity risk in the form of cash-flow forecasts are reported to the Treasury function.

Risk information

For a supplementary and expanded account of the liquidity and refinancing risk-related information, refer to the separate risk report, “SEK — Capital Adequacy and Risk Management Report — Pillar 3.”

Liquidity reserve(1) at December 31, 2017

Skr billion	Total	SKR	EUR	USD	Other
Balances with other banks and National Debt Office	10.5	2.0	2.5	6.0	—
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks	2.0	1.3	—	0.5	0.2
Covered bonds issued by other institutions	1.0	—	0.6	0.4	—
Securities issued or guaranteed by municipalities or other public entities	—	—	—	—	—

Total liquidity reserve	13.5	3.3	3.1	6.9	0.2

(1)	The liquidity reserve is a part of SEK’s liquidity investments. The table excludes account balances.

Liqudity investment by rating based on net exposure

	December 31, 2017	December 31, 2016
AAA	28%	38%
AA+	8%	2%
AA	0%	5%
AA-	11%	10%
A+	18%	20%
A	24%	21%
A-	9%	4%
BBB+	1%	0%
BBB	1%	0%
BBB-	0%	0%

Liqudity investment by exposure type

	December 31, 2017	December 31, 2016
States and local governments	38%	44%
Financial institutions	36%	35%
Corporates	23%	10%
Covered Bonds	3%	6%
Multilateral development banks	0%	3%
CDS covered corporates	0%	2%

Liqudity investment by region

	December 31, 2017	December 31, 2016
Sweden	43%	38%
North America	15%	12%
Western Europe except Sweden	15%	33%
Asia except Japan	10%	5%
Japan	8%	7%
Middle East/Africa/Turkey	7%	4%
Australia	2%	1%

Liquidity investments(1) by remaining maturity (“M”)

	Dec. 31, 2017	Dec. 31, 2016
M < 1 year	84%	83%
1 year < M < 3 years	16%	17%
M > 3 years	0%	0%

(1)	SEK’s loan facility with the Swedish National Debt Office is excluded.

New lending capacity

	Dec. 31, 2017	Dec. 31, 2016
New lending capacity	15 months	9 months
Volume, liquidity investments	55.7 bn	72.3 bn
Volume, committed undisbursed loans	72.9 bn	54.8 bn
of which, CIRR system	69.2 bn	49.1 bn

Key figures for liquidity risk

	Dec. 31, 2017	Dec. 31, 2016
LCR under Swedish FSA rules
Total	505%	383%

EUR	3,064%	2,603%
USD	557%	313%
LCR under EU Commission’s delegated act
Total	169%	215%

NFSR	140%	132%

Contractual flows

	December 31, 2017
Consolidated Group Skr mn	Due < 1 month	Due 1 month < 3 months	Due 3 months < 1 year	Due 1 year < 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial assets
Cash and cash equivalents	1,231	—	—	—	—	1,231	—	1,231
Treasuries/government bonds	767	1,093	985	1,536	—	4,381	1	4,382
Other interest-bearing securities except loans	3,305	8,670	22,630	5,547	—	40,152	-345	39,807
Loans in the form of interest-bearing securities	314	1,451	6,789	24,151	11,574	44,279	-3,154	41,125
Loans to credit institutions	210	9,973	3,479	7,417	2,907	23,986	-788	23,198
Loans to the public	4,764	7,230	24,147	76,541	43,362	156,044	-14,933	141,111
Derivatives	309	1,069	1,165	2,801	2,687	8,031	-228	7,803

Total	10,900	29,486	59,195	117,993	60,530	278,104	-19,447	258,657

	December 31, 2017
Consolidated Group Skr mn	Due < 1 month	Due 1 month < 3 months	Due 3 months < 1 year	Due 1 year < 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial liabilities
Borrowings from credit institutions	40	-2,368	—	—	—	-2,328	11	-2,317
Senior securities issued	-1,832	-24,648	-48,126	-136,112	-34,095	-244,813	22,297	-222,516
Derivatives	-70	-1,227	-667	-658	236	-2,386	-14,094	-16,480
Subordinated securities issued			-2,049			-2,049	9	-2,040

Total	-1,862	-28,243	-50,842	-136,770	-33,859	-251,576	8,223	-243,353

Obligations
Committed undisbursed loans	-696	-3,649	-17,753	-14,013	36,111
Liquidity surplus (+)/ deficit (-)	8,342	-2,406	-9,400	-32,790	62,782	26,528
Accumulated liquidity surplus (+)/deficit (-)	8,342	5,936	-3,464	-36,254	26,528	26,528

In addition to the instruments in the statement of financial position and committed undisbursed loans, SEK has outstanding binding offers of Skr 1.2 billion as well as additional available funds consisting of a credit facility with the Swedish National Debt Office of Skr 125 billion for 2017, which can be used within the CIRR system. In December 2017, the Swedish parliament decided that the credit facility for 2018 should amount to Skr 125 billion. With regard to deficit in cash flow with maturity between three months and five years, SEK has the intention to refinance these through borrowing on the financial markets.

Repayments subject to notice for liabilities and hedging derivatives are treated as if notice were to be given immediately, whether it is SEK or the counterparty that has the right to demand early redemption. Assets with repayments subject to notice are assumed to occur on the maturity date. “Subordinated securities issued” which consists of a dated subordinated instrument, were assumed be repaid at the time of the first redemption date. Embedded derivatives in financial assets and liabilities have been excluded. Forward prices are used for contracts with variable interest rate structure, except for contracts that have reached the fixing date in which case the interest rate is used. For a contract with a fixed-interest rate structure, the interest rate has been applied for the entire tenor. When a contract has been structured and uses an interest-rate formula, a plain vanilla setup has been adopted and forward rates applied. The conservative scenario using the prudence concept for cash flows for liabilities and hedging derivatives is not likely to be the real outcome. Differences between book values and future cash flows for financial assets and financial liabilities are reported in the column “Discount effect.”

Cash flows for cash collateral under derivatives’ CSAs are assumed to have the same cash flows as the related derivatives.

The following items other than financial instruments have an approximate expected recovery time of less than 12 months: other assets; prepaid expenses; accrued revenue; other liabilities; accrued expenses and prepaid revenue. All other balance-sheet items other than financial instruments have an approximate expected recovery time of 12 months or more.

The amounts above include interest, except for committed undisbursed loans.

	December 31, 2016
Consolidated Group Skr mn	Due < 1 month	Due 1 month < 3 months	Due 3 months < 1 year	Due 1 year < 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial assets
Cash and cash equivalents	7,054	—	—	—	—	7,054	—	7,054
Treasuries/government bonds	15	479	156	3,047	—	3,697	-10	3,687
Other interest-bearing securities except loans	6,811	14,598	21,295	7,654	—	50,358	-457	49,901
Loans in the form of interest-bearing securities	-113	230	7,030	20,549	20,549	49,217	-2,995	46,222
Loans to credit institutions	-59	12,029	2,016	8,676	4,394	27,056	-866	26,190
Loans to the public	3,219	7,407	25,890	88,428	36,956	161,900	-13,991	147,909
Derivatives	1,475	1,499	1,352	4,228	5,891	14,445	-2,440	12,005

Total	18,402	36,242	57,739	138,386	62,958	313,727	-20,759	292,968

	December 31, 2016
Consolidated Group Skr mn	Due < 1 month	Due 1 month < 3 months	Due 3 months < 1 year	Due 1 year < 5 years	Due > 5 years	Total cash flow	Discounting effect	Carrying amount
Financial liabilities
Borrowings from credit institutions	-119	-3,865	167	—	—	-3,817	61	-3,756
Borrowing from the public	—	—	—	—	—	—	—	—
Senior securities issued	-9,299	-37,844	-46,345	-133,418	-52,974	-279,880	30,688	-249,192
Derivatives	-56	-766	-1,914	-3,151	-57	-5,944	-16,128	-22,072
Subordinated securities issued	—	—	—	-2,267	—	-2,267	1	-2,266

Total	-9,474	-42,475	-48,092	-138,836	-53,031	-291,908	14,622	-277,286

Obligations
Committed, undisbursed loans	-123	-3,534	-11,348	-10,080	25,085	0		54,783
Liquidity surplus (+) / deficit (-)	8,805	-9,767	-1,701	-10,530	35,012	21,819
Accumulated liquidity surplus (+) / deficit (-)	8,805	-962	-2,663	-13,193	21,819	21,819

Operational risk

Operational risk is the risk of losses resulting from inadequate or faulty internal processes or systems, human error, or from external events. Operational risk also includes legal risk and compliance risk.

Risk management

Operational risk exists in potentially all functions within SEK. The managers of all the various SEK functions have a responsibility for effective management of operational risk within their own function. To support operational risk management, SEK works in compliance with policy documents in accordance with SEK’s risk framework. The risk function is responsible for monitoring, analyzing and reporting aggregated risk levels, and for monitoring the appropriateness and efficiency of the company’s operational risk management. The Risk and Compliance Committee is responsible for monitoring operational risk. The Risk function reports to the Risk and Compliance Committee and to the Board’s Finance and Risk Committee.

Risk measurement

SEK measures and reports operational risk levels at least each quarter. The risk level is based on an assessment of the number of risks with a high rating, the scope of losses due to incidents over the past four quarters and whether any breaches of rules related to the operations requiring permits have occurred. SEK uses the standardized approach in calculating the capital requirement for operational risk.

Risk monitoring

SEK’s work on operational risk is conducted at all levels of the organization to ensure that the company is able to identify and reduce risk. All risk-related events are registered in an IT-based incident-reporting system. The fundamental cause is analyzed and actions are then taken to prevent a recurrence. By means of the new product approval process (NPAP), SEK prevents the company from unknowingly taking on risks that the company is unable to manage. The functions perform regular self-assessments of the operations in order to identify and reduce major risks. The self-assessments and the subsequent analysis are coordinated with business planning and the internal capital assessment. The Risk function carries out aggregated monitoring and analysis of the risks and action plans, as well as of significant operational risk events.

Sustainability risk

Sustainability risk is the risk that SEK’s operations directly or indirectly impact their surroundings negatively in respect of business ethics, corruption, climate and the environment, human rights and labor conditions. Human rights includes the child rights perspective, labor conditions encompasses gender equality and diversity, and ethics is included in tax transparency.

Risk management

Sustainability risks are managed according to a risk-based approach and SEK only engages in transactions for which SEK has conducted know your customer activities. SEK’s measures to manage sustainability risks when lending are subject to national and international regulations and guidelines, along with the state’s ownership policy and guidelines for state-owned companies, SEK’s owner instruction, pertaining to anti-corruption, climate and environmental consideration, human rights and labor conditions. We focus particularly on sustainability when SEK grants credit to companies in countries facing sustainability challenges. SEK sets requirements on the operations and projects the company finances in order to mitigate negative environmental and societal impacts.

The international guidelines pursued by SEK are described on page 47.

Risk measurement

In connection with new business opportunities, the potential sustainability risks are identified and assessed at country, counterparty and transaction level.

Country — Countries are classified according to the risk of corruption, human rights violations including labor conditions and the risk of money laundering, financing of terrorism and tax non-transparency.

Counterparty — Checks are conducted as part of know your customer, including checks of ownership and checks against international sanction lists, as well as whether the counterparty has been involved in significant sustainability-related incidents.

Transaction — Projects and project-related financing are classified based on their potential societal and environmental impact according to the OECD’s framework for export credits or the Equator Principles. Category A projects have a potentially material impact, category B projects potentially have some impact, and category C projects have little or no potential impact. Other business transactions are analyzed to assess the risk of corruption, negative environmental impact, human rights and labor conditions and the risk of money laundering, financing of terrorism and tax non-transparency.

Elevated sustainability risk

The sustainability risk is considered to be elevated in the following cases:

Category A and B projects

Projects and operations subject to a high risk of corruption or human rights violations including labor conditions.

Areas affected by conflict

The mining and arms sectors

Exporters or the exporters’ customers who are internationally black-listed or have been involved in a significant incident.

In-depth sustainability review

An in-depth sustainability review is performed in cases of elevated sustainability risk. The extent and form of the review depends on the scope of the financing, the level of the identified risks and SEK’s ability to influence the situation. Where necessary, societal and environmental conditions are included in loan agreements, and site visits may be included as part of an evaluation. In the case of deviations from international standards or other deficient management of sustainability risks, the counterparty is required to take actions to rectify this.

Risk monitoring

Sustainability risk is monitored through regular analysis and reporting to the Board of Directors. Project or project-related funding with an identified elevated sustainability risk is monitored via continuous incident searches and via checks of compliance with the agreement’s sustainability clauses. In the monitoring, one transaction during the year, which is not project or project-related, was found to have not gone through the risk identification before credit approval.

Risk information

SEK granted loans to the following category A and B projects in 2017:

Category A project:

Mine in Armenia

Wind Power in the UK

Category B projects:

Two separate projects for paper machines in the UAE

Transmission lines in Ethiopia

Converter stations in fthe UK